Income Taxes Expense	9 Months Ended
Sep. 30, 2020
Income Taxes Expense
Income Taxes Expense

9. Income Taxes Expense

The current and deferred portion of income tax expenses included in the consolidated statements of operations are as follows:

	For the nine months ended September 30,
	2019	2020

Current tax expenses	1,714	3,200
Deferred tax benefits	—	—
Total	1,714	3,200

The Group’s effective tax rates were nil for the nine months ended September 30, 2019 and 2020, respectively.

The Group recorded a full valuation allowance against deferred tax assets of all its consolidated entities because all entities were in a cumulative loss position as of December 31, 2019 and September 30, 2020. No unrecognized tax benefits and related interest and penalties were recorded in any of the periods presented.